Note 27 - Income taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Text Block]
27 Income taxes

Cayman Islands, British Virgin Islands and UAE

Under the current laws of the Cayman Islands, British Virgin Islands and UAE, Linktone, Brilliant, Ojava Overseas and Linktone International are not subject to tax on income or capital gains.

Hong Kong

Under the current laws of Hong Kong, Noveltech, InnoForm HK and Linktone Media are subject to tax on income in Hong Kong at 16.5%.

Indonesia

Under the current laws of the Republic of Indonesia, PT Linktone and Cakrawala is subject to tax on income at 25%.

Singapore

Under the current laws of the Republic of Singapore, InnoForm Media and its subsidiaries in Singapore are subject to tax  on income at 17%.

Malaysia

Under the current laws of Malaysia, InnoForm Malaysia is subject to tax on income at 25%.

PRC

On March 16, 2007, the National People’s Congress of China approved the new Enterprise Income Tax Law of the PRC (the “new EIT law”), which is effective from January 1, 2008.

The new EIT law imposes a unified income tax of 25%. The new EIT law allows a five-year transitional period for entities established before March 16, 2007 that enjoyed a reduced tax rate or a tax holiday under the old EIT law. The transitional rule generally provides for a gradual increase to 25% and, where applicable, continuation of prior tax holidays until their expiration otherwise provided under the old EIT law. Under the new EIT law, qualified and approved high and new technology enterprises enjoy a preferential income tax rate of 15%.

The applicable income tax rates for the Group’s PRC subsidiaries and VIEs vary. Linktone Consulting, Weilan, Ruida, Wei Lian, Lang Yi, Xian Feng and Xintong’s applicable tax rates are 25% starting 2008.

Zhong Tong, Linktone Software, Wang You and Ling Yu are located in either the economic development zones in coastal cities or the Pudong new district. Accordingly, they are subject to a preferential statutory rate of 15% pre-2008. The reduced tax rate is transitioned to 25% starting in 2008 and the transitional rates are 20%, 22%, 24% and 25% for 2009, 2010, 2011 and 2012, respectively.  From 2012 onwards, tax rates for Zhong Tong, Linktone Software, Wang You and Ling Yu is 25%.

Huitong and Linktone Internet are foreign investment production enterprises located in a coastal economic development zone in the old urban district. Huitong was recognized as high and new technology enterprise (“HNTE”) by the tax bureau in May 2010 and, therefore, entitled to a favorable tax rate of 15% for the years 2009 to 2011, subject to meeting certain criteria on an annual basis.  In 2012, Huitong received renewed HNTE certificate that is valid for the years 2012 – 2014.  Linktone Internet started its tax holiday of two years exemption followed by three years of 50% reduced tax rate from 2005 and enjoyed 12.5% tax rate in 2008 and 2009. Its applicable tax rate starting 2010 is 25%.

Yuan Hang, Cosmos, Lian Fei and Beijing Ojava were high and new technology enterprises prior to January 1, 2008 and enjoyed a reduced tax rate of 15% and tax holiday of either two or three years of exemption followed by three years of 50% reduced tax rate. Yuan Hang’s tax holiday started in 2004 and expired in 2008. Cosmos’ tax holiday started in 2003 and expired in 2008. Lian Fei’s tax holiday started in 2002 and expired in 2007. Beijing Ojava’s tax holiday started in 2004 and expired in 2009. Furthermore, Yuan Hang, Cosmos, and Beijing Ojava qualified as high and new technology enterprises, which is effective starting in 2008 and enjoyed the reduced tax rate of 15%, instead of the tax holiday for Cosmos and Beijing Ojava, for 2009 and 2010. In 2011, Yuan Hang qualified as a high and new technology enterprise and will continued to be entitled to reduced tax rate of 15% from 2011 to 2013, subject to meeting certain criteria on an annual basis. Cosmos, Lian Fei and Beijing Ojava did not qualify as high and new enterprises and the applicable tax rates will be at 25%.

Letang qualified as a comic and animation enterprise in 2010 and was therefore entitled to a two year national and local tax exemption followed by three years of 50% reduction in national and local income tax rates. The qualification for the preferential tax rate needs to be applied to and re-approved on an annual basis.  Letang started its tax holiday of two years exemption from 2010.

Unilink, Qimingxing and Lianyu are considered as small businesses and are taxed based on the deemed profit method.

The new PRC Enterprise Income Tax Laws (the “PRC Income Tax Laws”) also impose a 10% withholding income tax  for dividends distributed by a foreign invested enterprise to its immediate holding company outside the PRC, which were exempted under the previous income tax and rules. A lower withholding tax rate will be applied if there is a tax treaty arrangement between the PRC and the jurisdiction of the foreign holding company.

According to the relevant PRC regulations, dividends on profit earned before January 1, 2008 are not subject to the withholding income tax, while the dividend on profits earned after January 1, 2008 are subject to the withholding income tax. However as of December 31, 2012, the Group did not make any provision on withholding tax of profit earned by some of its PRC subsidiaries in 2011 because based on the business plan for the foreseeable future, there is no plan to distribute the retained earnings of the Group’s PRC subsidiaries as it intend to retain such cash for re-investment in the PRC operations.

In accordance with the PRC Income Tax Laws effective from January 1, 2008, enterprises established under the laws of foreign countries or regions and whose “place of effective management” is located within the PRC territory are considered PRC resident enterprises, subject to the PRC income tax at the rate of 25% on worldwide income. The definition of “place of effective management” shall refer to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, etc. of an enterprise. The Group’s non-PRC entities, if considered a PRC tax residence enterprise for tax purposes, would be subject to the PRC Enterprise Income Tax at the rate of 25% on their worldwide income. Income (loss) before income taxes from continuing operations consists of:

	Year ended December 31,
	2010	2011	2012
	$	$	$
Cayman	(2,879,085)	5,528,390	20,878,593
Indonesia	2,673,218	3,077,937	(1,417,674)
Singapore	(1,710,126)	(1,114,203)	(1,663,174)
Malaysia	223,771	(106,148)	(517,183)
PRC	2,539,084	201,652	(6,219)

Total income before taxes from continued operations	846,862	7,587,628	17,274,343

The (provision for) benefit from taxes on income from continuing operations consists of:

	Year ended December 31,
	2010	2011	2012
	$	$	$
Current	(1,805,227)	(763,341)	466,010
Deferred	365,966	(536,640)	794,598

Total	(1,439,261)	(1,299,981)	1,260,608

The  following  is  reconciliation  between  the  statutory  Enterprise  Income  Tax  rate  and  the  Group’s  effective  tax  rate  for continuing operations:

	Year ended December 31,
	2010	2011	2012

Statutory Enterprise Income Tax rate	25%	25%	25%
Effect of tax holiday	(20)%	(1)%	–
International tax rate differences	95%	(19)%	(29)%
Non-deductible expenses/non-taxable income	4%	17%	1%
Change in valuation allowance	2%	(17)%	(1)%
PRC tax rate differences	(33)%	–	–
Adjustment to prior-year tax provision	97%	(6)%	(3)%
Deferred tax on outside tax basis	–	(2)%	–
Expired carry forward tax losses	–	20%	–
Effective EIT rate for continuing operations	170%	17%	(7)%

The aggregate effect of the tax holiday in 2010, 2011 and 2012 was $173,172, $90,445 and $16,904 respectively.

The Group’s deferred tax assets and deferred tax liabilities at each balance sheet date are as follows:

	As of December 31,
	2011	2012
	$	$
Deferred tax assets:
Intangible and other assets	127,067	-
Deferred revenue	69,090	63,318
Accrued liabilities and other payables	3,192,891	2,439,494
Advertising expenses	560,229	459,486
Net operating losses	1,956,003	1,714,014
Others	176,113	912,762
Total deferred tax assets for continuing operations	6,081,393	5,589,074
Valuation allowance for continuing operations	(2,884,640)	(2,722,886)
Total deferred tax assets for discontinued operations	4,420,487	4,342,076
Valuation allowance for discontinued operations	(3,682,878)	(3,657,427)
Total deferred tax assets, net of valuation allowance	3,934,362	3,550,837

Deferred tax liabilities:
Accrued income	(2,466,905)	(1,888,837)
Intangible assets	(2,572,958)	(1,989,206)
Others	(188,390)	(225,048)
Deferred tax liabilities for continuing operations	(5,228,253)	(4,103,091)
Deferred tax liabilities for discontinued operations	(737,609)	(684,649)
Total deferred tax liabilities	(5,965,862)	(4,787,740)
Net deferred tax liabilities	(2,031,500)	(1,236,903)

Deferred tax assets — current	486,176	732,987
Deferred tax liabilities — current	(126,034)	(516,756)
Deferred tax assets — non-current	369,706	729,386
Deferred tax liabilities — non-current	(2,761,348)	(2,182,520)
Net deferred tax liabilities	(2,031,500)	(1,236,903)

The Group’s valuation allowance movements during 2011 and 2012 are as follows:

	Year ended December 31,
	Continuing Operations		Discontinued Operations
	2011	2012	2011	2012
	$	$	$	$
Beginning Balance	2,139,558	2,884,640	5,320,546	3,682,878
Movement	634,103	(169,282)	(1,835,533)	–
Translation Difference	110,979	7,528	197,865	(25,451)
Ending Balance	2,884,640	2,722,886	3,682,878	3,657,427

Management has assessed whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The Group recorded a valuation allowance of $6,567,518 and $6,380,313 as of December 31, 2011 and 2012, respectively, to reduce the deferred tax assets to the amount management believes is more likely than not realizable.

The Group has a net tax operating loss carry forward of $22,189,940 attributed to 15 PRC subsidiaries (including discontinued operations of $16,601,753) as of December 31, 2012. The net operating losses will expire between 2011 and 2015 if unutilized.

The Company intends to permanently reinvest all undistributed earnings of its foreign subsidiaries as of December 31, 2012. The amount of unrecognized deferred tax liabilities for temporary differences related to investments in foreign subsidiaries is not determined because such a determination is not practicable.

During  the  year  ended  December 31,  2007,  the  Company  recorded  a tax provision of $100,671 related to uncertain tax positions on promotional and research and development expenses. It is possible that the tax position will change in the next twelve months; however, an estimate of the range of the possible change cannot be made at this time.

	Year ended December 31,
	2011	2012
	$	$
Beginning and ending balance	100,671	100,671

The Group recognizes interest and penalties related to uncertain tax positions in income tax expense. The Group recorded  accrued interest expense of $159,656 and $190,636 as of December 31, 2011 and 2012, respectively. Provision for penalties of $50,336 was brought forward since 2007.

In  general,  the  PRC  tax  authority  have  up  to  five years to conduct examinations  of  the tax filings, accordingly, the PRC entities' tax years 2008 through 2012 remains open to examination by the PRC tax authority. The Indonesia  and  Singapore  subsidiaries'  tax filings for 2010 through 2012 remains open to examination by the respective tax authority.